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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06364
Invesco Van Kampen Ohio Quality Municipal Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309
(Address of principal executive offices)	(Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/12

Item 1. Schedule of Investments.

Invesco Van Kampen Ohio Quality Municipal Trust
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	VK-CE-OHQM-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—159.40%
Ohio—144.00%
Akron Bath Copley Joint Township Hospital District (Summa Hospital); Series 1998 A, Hospital Facilities RB	5.38%	11/15/18	$300	$300,507
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/32	1,190	1,292,517
American Municipal Power-Ohio Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/20	1,000	1,177,030
American Municipal Power-Ohio Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (a)	5.25%	02/15/19	3,000	3,587,340
Athens (County of) (O’Bleness Memorial Hospital); Series 2003 A, Ref. & Improvement Hospital Facilities RB	7.13%	11/15/33	1,000	1,017,360
Bowling Green (City of) (CFP I LLC — Bowling Green State University); Series 2010, Student Housing RB	5.75%	06/01/31	1,000	1,050,300
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/47	1,250	955,575
Butler (County of) (Kettering Health Network Obligated Group); Series 2011, Hospital Facilities RB	6.38%	04/01/36	375	445,774
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 A, Health Care RB	6.00%	11/01/38	700	713,216
Cincinnati (City of); Series 2011 A, Ref. Water System RB (b)	5.00%	12/01/36	5,000	5,730,050
Cleveland (City of) & Cuyahoga (County of) Port Authority (Euclid Avenue — Fenn); Series 2005, Student Housing RB (INS-AMBAC) (a)	5.00%	08/01/28	1,000	881,290
Cleveland (City of);
Series 2005, Ref. Limited Tax GO Bonds (INS-AGM) (a)	5.50%	10/01/19	1,000	1,266,450
Series 2012 A, Ref. Airport System RB	5.00%	01/01/31	1,000	1,075,210
Columbus City School District;
Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds	5.00%	12/01/24	1,000	1,158,800
Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds	5.00%	12/01/26	1,000	1,145,530
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	395	399,989
Cuyahoga (County of) (Medical Mart/Convention Center); Series 2010 F, Economic Development RB	5.00%	12/01/27	500	567,510
Cuyahoga (County of) (Menorah Park Center for Senior Living-Wiggins); Series 2003, Health Care Facilities Mortgage RB	6.80%	02/15/35	1,000	1,016,700
Erie (County of) (Firelands Regional Medical Center); Series 2002 A, Hospital Facilities RB	5.63%	08/15/32	2,400	2,430,048
Finneytown Local School District; Series 1997, School Improvement Unlimited Tax GO Bonds (INS-NATL) (a)	6.20%	12/01/17	500	582,085
Franklin (County of) (Ohio Health Corp.); Series 2011 A, Hospital Facilities RB	5.00%	11/15/36	750	814,395
Franklin (County of) (Ohio Presbyterian Retirement Services); Series 2010 A, Health Care Facilities Improvement RB	5.63%	07/01/26	1,000	1,093,550
Groveport (Village of); Series 2002, Income Tax Receipts RB (c)(d)	5.00%	12/01/12	2,145	2,196,072
Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Health Care RB	5.00%	01/01/37	1,250	1,244,687
Hamilton (County of) (Metropolitan Sewer District); Series 2005 B, Sewer System Improvement RB (INS-NATL) (a)	5.00%	12/01/30	1,000	1,109,330
Hamilton (County of) (Stratford Heights-University of Cincinnati); Series 2010, Ref. Student Housing RB (INS-AGM) (a)	5.00%	06/01/30	1,000	1,118,300
Hamilton (County of);
Series 2000 B, Sales Tax CAB RB (INS-AMBAC) (a)(e)	0.00%	12/01/23	2,000	1,273,900
Series 2011 A, Ref. Sales Tax RB	5.00%	12/01/32	1,000	1,083,740
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	500	580,025
Harrison (City of); Series 2003, Ref. & Improvement Wastewater System RB (c)(d)	5.25%	12/01/13	1,000	1,068,520
Kent State University; Series 2009 B, General Receipts RB (INS-AGC) (a)	5.00%	05/01/28	1,000	1,115,140
Lakewood City School District; Series 2007, Ref. School Improvement Unlimited Tax GO Bonds (INS-AGM) (a)(b)	4.50%	12/01/31	8,000	8,531,120
Lorain (County of) (Catholic Healthcare Partners);
Series 2002, Hospital Facilities RB (c)(d)	5.38%	10/01/12	1,500	1,525,830
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Ohio Quality Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—(continued)
Series 2006 H, Hospital Facilities RB (INS-AGC) (a)(b)	5.00%	02/01/24	$5,840	$6,505,702
Lorain (County of) Port Authority (U.S. Steel Corp.); Series 2010, Recovery Zone Facility RB	6.75%	12/01/40	500	564,720
Lucas (County of) (Lutheran Homes); Series 2010 A, Ref. & Improvement Health Care Facilities RB	7.00%	11/01/45	1,000	1,098,510
Lucas (County of) (Promedica Healthcare); Series 2011 A, Hospital RB	6.00%	11/15/41	1,000	1,180,770
Medina City School District (School Facilities); Series 2008, COP (INS-AGC) (a)	5.25%	12/01/31	1,000	1,110,820
Miami (County of) (Upper Valley Medical Center); Series 2006, Ref. & Improvement Hospital Facility RB	5.25%	05/15/26	700	733,222
Miami University; Series 2011, Ref. General Receipts RB (b)	5.00%	09/01/31	5,050	5,866,989
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (a)(b)	5.00%	10/01/41	7,500	7,892,925
Montgomery (County of) (Miami Valley Hospital);
Series 2009 A, RB	6.25%	11/15/33	1,100	1,175,779
Series 2009 B, RB (c)(f)	5.25%	11/15/14	500	543,265
Series 2011 B, VRD RB (g)	0.20%	11/15/45	3,000	3,000,000
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/30	1,000	1,062,170
Norwood (City of) (Cornerstone at Norwood); Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/31	1,340	1,266,273
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB (f)	5.80%	12/01/38	1,500	1,688,460
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (a)(b)(h)	4.80%	09/01/36	7,500	7,754,175
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2009 A, RB	5.70%	08/01/20	625	722,863
Series 2009 C, Ref. PCR	5.63%	06/01/18	750	865,958
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health); Series 2012, RB	5.00%	01/01/38	1,000	1,101,940
Ohio (State of) Higher Educational Facility Commission (Hospital University); Series 2007, RB (INS-BHAC) (a)(b)(h)	4.75%	01/15/46	10,000	10,388,100
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/40	600	649,050
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2011 A, RB	5.38%	12/01/30	750	841,200
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP-GNMA) (a)(h)	5.85%	09/20/28	1,205	1,337,502
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program);
Series 1999 A1, Residential Mortgage RB (CEP-GNMA) (a)(h)	5.25%	09/01/30	130	130,118
Series 2008 F, Residential Mortgage RB (CEP-GNMA) (a)(b)	5.50%	09/01/39	1,634	1,701,909
Ohio (State of) Housing Finance Agency;
Series 1985, SFH Mortgage RB (c)(d)(e)	0.00%	01/15/14	1,000	898,150
Series 1985, SFH Mortgage RB (c)(d)(e)	0.00%	07/15/14	4,850	4,563,074
Series 1985, SFH Mortgage RB (d)(e)	0.00%	01/15/15	5,550	5,463,475
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS-NATL) (a)(e)	0.00%	02/15/30	1,000	466,360
Ohio (State of) Turnpike Commission; Series 2010 A, Ref. RB	5.00%	02/15/31	1,000	1,126,020
Ohio (State of) Water Development Authority (Allied Waste North America, Inc.); Series 2007 A, Solid Waste RB (h)	5.15%	07/15/15	700	703,234
Ohio State University (The);
Series 2002 A, General Receipts RB (c)(d)	5.00%	12/01/12	1,000	1,024,140
Series 2010 D, General Receipts RB	5.00%	12/01/30	1,000	1,278,250
Ross (County of) (Adena Health Systems); Series 2008, Ref. Hospital Facilities RB (INS-AGC) (a)	5.75%	12/01/35	1,000	1,108,650
Summit (County of) Port Authority (University of Akron Student Housing); Series 2011, Lease RB	5.00%	01/01/30	500	550,310
Summit (County of);
Series 2003, Various Purpose Limited Tax GO Bonds	5.25%	12/01/22	1,820	1,942,268
Series 2003, Various Purpose Limited Tax GO Bonds	5.25%	12/01/23	1,395	1,488,716
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Ohio Quality Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—(continued)
Toledo (City of); Series 2010, Ref. Various Purpose Improvement Limited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/28	$1,000	$1,136,620
Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	800	819,832
University of Cincinnati; Series 2010 F, General Receipts RB	5.00%	06/01/34	750	847,095
University of Toledo; Series 2011 B, General Receipts RB	5.00%	06/01/29	650	716,541
Vandalia Butler City School District; Series 2009, School Improvement Unlimited Tax GO Bonds	5.00%	12/01/29	1,000	1,115,070
Wright State University; Series 2011 A, General Receipts RB	5.00%	05/01/31	1,000	1,103,130

				135,081,245

Puerto Rico—8.24%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, Sr. Lien RB	6.00%	07/01/38	650	694,408
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2008 WW, RB	5.00%	07/01/28	1,000	1,040,610
Series 2010 CCC, RB	5.25%	07/01/27	500	537,070
Series 2010 XX, RB	5.75%	07/01/36	350	384,706
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS-AMBAC) (a)	5.50%	07/01/27	500	556,340
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010, Conv. CAB RB (e)	0.00%	08/01/33	600	523,794
First Subseries 2010 A, CAB RB (e)	0.00%	08/01/34	2,500	743,525
First Subseries 2010 A, RB	5.38%	08/01/39	385	412,412
Series 2011 C, RB (b)	5.00%	08/01/40	975	1,041,817
Series 2011 C, RB (b)	5.25%	08/01/40	1,620	1,795,673

				7,730,355

Virgin Islands—4.77%
Virgin Islands (Government of) Public Finance Authority (Gross Receipts Taxes Loan Note); Series 1999 A, RB	6.38%	10/01/19	915	918,065
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.75%	10/01/19	700	816,655
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 A, Sub. RB	6.00%	10/01/39	810	883,799
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	750	794,213
Virgin Islands (Government of) Water & Power Authority; Series 2007 A, Electric System RB	5.00%	07/01/22	1,000	1,064,720

				4,477,452

Guam—2.39%
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.63%	12/01/29	850	912,262
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	335	346,507
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	500	507,655
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	425	472,834

				2,239,258

TOTAL INVESTMENTS(i)—159.40% (Cost $136,729,859)				149,528,310

Floating Rate Note Obligations—(30.88)%
Notes with interest rates ranging from 0.19% to 0.34% at 05/31/2012 and contractual maturities of collateral ranging from 02/01/24 to 01/15/46 (See Note 1D)(j)				(28,970,000)

OTHER ASSETS LESS LIABILITIES—1.65%				1,548,326

PREFERRED SHARES—(21.11)%				(19,800,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES—(9.06)%				(8,500,000)

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$93,806,636

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Ohio Quality Municipal Trust

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.

AGM	—	Assured Guaranty Municipal Corp.

AMBAC	—	American Municipal Bond Assurance Corp.

BHAC	—	Berkshire Hathaway Assurance Corp.

CAB	—	Capital Appreciation Bonds

CEP	—	Credit Enhancement Provider

Conv.	—	Convertible

COP	—	Certificates of Participation

Ctfs.	—	Certificates

GNMA	—	Government National Mortgage Association

GO	—	General Obligation

INS	—	Insurer

MFH	—	Multi-Family Housing

NATL	—	National Public Finance Guarantee Corp.

PCR	—	Pollution Control Revenue Bonds

RB	—	Revenue Bonds

Ref.	—	Refunding

SFH	—	Single-Family Housing

Sr.	—	Senior

Sub.	—	Subordinated

VRD	—	Variable Rate Demand
Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Zero coupon bond issued at a discount.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(g)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(h)	Security subject to the alternative minimum tax.

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	13.3%

Berkshire Hathaway Assurance Corp.	12.1

Assured Guaranty Corp.	9.0

(j)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2012. At May 31, 2012, the Trust’s investments with a value of $57,208,460 are held by Dealer Trusts and serve as collateral for the $28,970,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Ohio Quality Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Van Kampen Ohio Quality Municipal Trust

D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Invesco Van Kampen Ohio Quality Municipal Trust

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$149,528,310	$—	$149,528,310

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2012 was $2,366,472 and $300,000, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$12,438,252

Aggregate unrealized (depreciation) of investment securities	(143,482)

Net unrealized appreciation of investment securities	$12,294,770

Cost of investments for tax purposes is $137,233,540.
NOTE 4 — Significant Event
The Board of Trustees of the Trust (the “Board”) approved the redomestication of the Trust, a Massachusetts business trust, into a Delaware statutory trust pursuant to an Agreement and Plan of Redomestication (the “Redomestication”). The Board also approved an Agreement and Plan of Merger pursuant to which the Trust would merge with and into Invesco Van Kampen Municipal Trust (the “Acquiring Trust”) in accordance with the Delaware Statutory Trust Act (the “Merger”). As a result of the Merger, all of the assets and liabilities of the Trust will become assets and liabilities of the Acquiring Trust and the Trust’s shareholders will become shareholders of the Acquiring Trust. The Redomestication and the Merger are subject to shareholder approval.
     In addition, the Board also approved a plan to redeem all of the outstanding auction rate preferred shares at their respective liquidation preferences. These redemptions are anticipated to be funded with proceeds received from the issuance of Variable Rate Munifund Term Preferred Shares (“VMTPS”) and Tender Option Bonds (“TOBs”). VMTPS are a variable rate form of preferred stock with a mandatory redemption date. These redemptions and this issuance of VMTPS are targeted to occur in the first half of 2012.
Invesco Van Kampen Ohio Quality Municipal Trust

Item 2. Controls and Procedures.
(a)	As of June 12, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 12, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Ohio Quality Municipal Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: July 30, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: July 30, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 30, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.